Other assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Prepaid income taxes on intercompany profit, not realized, current	€ 162.9	€ 159.2
Contract balance related to imec	€ 53.8	€ 88.8